SECURIAN AM REAL ASSET INCOME FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

		Fair
	Shares	Value
REIT COMMON STOCKS - 47.9%
Health Care - 6.0%
CareTrust REIT	32,012	$596,383
Healthcare Trust of America, Class A	12,914	341,834
Healthpeak Properties	36,213	892,288
National Health Investors	6,281	348,533
OMEGA Healthcare Investors	14,078	438,389
Physicians Realty Trust	32,200	556,094
Welltower	14,864	753,159
		3,926,680
Hotels - 0.3%
Host Hotels & Resorts	15,600	186,264
Industrial - 5.3%
Americold Realty Trust	4,200	149,982
Industrial Logistics Properties Trust	10,548	197,775
Prologis	21,201	1,939,891
STAG Industrial	44,184	1,188,550
		3,476,198
Mortgage - 0.9%
Blackstone Mortgage Trust, Class A	17,647	416,293
Starwood Property Trust	10,725	142,213
		558,506
Multi-Family - 8.3%
American Campus Communities	4,000	129,200
Apartment Investment & Management Company, Class A	18,103	667,458
AvalonBay Communities	4,400	686,444
Camden Property Trust	10,578	968,627
Douglas Emmett	3,900	114,504
Equity Residential	1,800	109,008
Essex Property Trust	900	218,493
Independence Realty Trust	11,200	110,768
Investors Real Estate Trust	400	28,360
Invitation Homes	20,100	528,630
Mid-America Apartment Communities	5,500	639,980
Sun Communities	2,500	342,975
UDR	23,800	880,124
		5,424,571
Net Lease - 4.2%
Agree Realty	9,812	615,899
Easterly Government Properties	6,800	170,476
Essential Properties Realty Trust	8,700	118,668
Four Corners Property Trust	3,800	82,156
Gaming and Leisure Properties	3,400	117,436
Getty Realty	3,100	82,522
National Retail Properties	19,900	624,661
STORE Capital	20,298	392,564
VICI Properties	28,100	551,322
		2,755,704
Office - 4.8%
Alexandria Real Estate Equities	3,000	461,160
Boston Properties	8,000	687,840
Columbia Property Trust	14,400	183,312
Corporate Office Properties Trust	16,910	422,243
Cousins Properties	11,100	345,432
Highwoods Properties	20,300	776,881
Hudson Pacific Properties	10,700	258,619
		3,135,487
Retail - 2.2%
Brixmor Property Group	9,800	109,368
Regency Centers	16,600	710,314
Retail Opportunity Investments	10,036	94,238
Simon Property Group	6,000	346,200
Weingarten Realty Investors	8,400	150,192
		1,410,312
Specialty - 15.9%
CatchMark Timber Trust, Class A	37,790	296,651
CoreSite Realty	2,400	299,568
Crown Castle International	10,400	1,790,464
CyrusOne	13,449	999,799
Digital Realty Trust	12,812	1,839,291
Equinix	2,175	1,517,345
Extra Space Storage	6,043	584,660
Hannon Armstrong Sustainable Infrastructure Capital	12,600	365,526
Jernigan Capital	16,900	203,983
Life Storage	4,200	409,416
OUTFRONT Media	3,800	53,352
Public Storage	5,200	1,054,248
QTS Realty Trust, Class A	7,800	535,080
Weyerhaeuser Company	21,700	438,123
		10,387,506
Total REIT Common Stocks
(Cost $29,499,649)		31,261,228

OTHER COMMON STOCKS - 17.0%
Energy - 1.9%
Kinder Morgan	32,873	519,393
ONEOK	8,700	319,203
Williams Companies	17,200	351,396
		1,189,992
Infrastructure - 1.1%
Brookfield Infrastructure (a)	2,500	108,500
Brookfield Infrastructure Partners (a)	15,300	622,098
		730,598
Telecommunications - 1.4%
AT&T	7,600	234,536
Verizon Communications	12,100	694,298
		928,834
Utilities - 12.6%
AES	43,300	540,817
American Electric Power	10,610	904,502
Brookfield Renewable Partners (a)	7,000	341,950
Clearway Energy, Class A	13,000	263,770
CMS Energy	4,000	234,320
Dominion Energy	7,070	601,021
DTE Energy	4,847	521,392
Duke Energy	3,500	299,705
Entergy	4,100	417,462
Evergy	6,836	421,713
Exelon	27,300	1,045,863
FirstEnergy	9,200	388,792
NextEra Energy Partners	9,400	480,434
NRG Energy	6,100	219,905
PPL	16,800	469,392
Sempra Energy	4,500	568,395
South Jersey Industries	18,041	511,643
		8,231,076
Total Other Common Stocks
(Cost $9,579,384)		11,080,500

	Par
U.S. GOVERNMENT SECURITIES - 13.3%
U.S. Treasury Bonds - 13.3%
1.250%, 07/15/2020 (b)	$591,775	588,431
1.125%, 01/15/2021 (b)	589,970	589,848
0.625%, 07/15/2021 (b)	572,610	576,879
0.125%, 07/15/2022 (b)	561,210	567,152
0.125%, 01/15/2023 (b)	447,296	451,780
0.375%, 07/15/2023 (b)	554,565	569,253
0.125%, 07/15/2024 (b)	1,168,579	1,200,543
2.375%, 01/15/2025 (b)	1,369,330	1,550,324
0.375%, 07/15/2025 (b)	435,372	456,229
0.625%, 01/15/2026 (b)	597,460	634,949
3.875%, 04/15/2029 (b)	785,055	1,087,468
2.125%, 02/15/2040 (b)	298,553	431,181
Total U.S. Government Securities
(Cost $8,442,118)		8,704,037

	Shares
REIT PREFERRED STOCKS - 9.5%
Hotels - 2.2%
Hersha Hospitality Trust, Series E, 6.500%	2,370	28,061
Pebblebrook Hotel Trust, Series D, 6.375%	14,103	290,240
Pebblebrook Hotel Trust, Series E, 6.375%	19,702	420,637
Summit Hotel Properties, Series D, 6.450%	14,771	269,571
Summit Hotel Properties, Series E, 6.250%	10,800	191,160
Sunstone Hotel Investors, Series E, 6.950%	10,707	261,465
		1,461,134
Industrial - 0.6%
Rexford Industrial Realty, Series C, 5.625%	11,200	285,227
STAG Industrial, Series C, 6.875%	4,663	122,932
		408,159
Net Lease - 0.5%
EPR Properties, Series G, 5.750%	18,080	314,411
Office - 1.6%
Armada Hoffler Properties, Series A, 6.750%	12,400	252,216
PS Business Parks, Series W, 5.200%	19,300	488,869
PS Business Parks, Series Z, 4.875%	12,700	312,166
		1,053,251
Other - 0.7%
Colony Capital, Class H, 7.125%	6,900	105,225
Digital Realty Trust, Series L, 5.200%	11,900	303,926
Digital Realty Trust, Series I, 6.350%	690	17,685
		426,836
Retail - 1.5%
Investors Real Estate Trust, Series C, 6.625%	12,332	316,932
Saul Centers, Series D, 6.125%	14,300	298,870
Saul Centers, Series E, 6.000%	16,300	336,269
		952,071
Single-Family - 0.9%
American Homes 4 Rent, Series F, 5.875%	22,998	585,759
Specialty - 1.5%
Public Storage, Series H, 5.600%	13,200	364,056
Public Storage. Series I, 4.875%	23,100	600,138
		964,194
Total REIT Preferred Stocks
(Cost $6,716,800)		6,165,815

MASTER LIMITED PARTNERSHIPS - 7.9%
Energy - 7.9%
Cheniere Energy Partners	13,300	448,742
Energy Transfer	100,452	819,688
Enterprise Products Partners	60,684	1,159,065
EQM Midstream Partners	13,700	269,205
Magellan Midstream Partners	25,901	1,174,352
MPLX	19,872	377,369
Plains All American Pipeline	54,200	525,740
USA Compression Partners	20,400	245,820
Viper Energy Partners	14,000	146,860
Total Master Limited Partnerships
(Cost $5,759,887)		5,166,841

OTHER PREFERRED STOCKS - 1.8%
Energy - 0.9%
Energy Transfer Partners, Series D, 7.625%	14,200	308,140
Sempra Energy, 5.750%	12,200	311,222
		619,362
Utilities - 0.9%
CMS Energy, 5.875%	11,100	299,922
Duke Energy, 5.625%	10,400	287,560
		587,482
Total Other Preferred Stocks
(Cost $1,175,974)		1,206,844

CLOSED-END FUND - 0.7%
BlackRock Floating Rate Income Strategies Fund
(Cost $507,617)	38,822	434,418

	Par
CORPORATE BOND - 0.3%
Utilities - 0.3%
CenterPoint Energy
6.125%, 03/01/2024
(Cost $200,000)	$200,000	190,111

	Shares
EXCHANGE TRADED FUND - 0.2%
Invesco DB Commodity Index Tracking Fund
(Cost $145,320)	11,400	134,292

SHORT-TERM INVESTMENT - 1.3%
First American Government Obligations Fund, Class X, 0.09% (c)
(Cost $869,993)	869,993	869,993
Total Investments - 99.9%
(Cost $62,896,742)		65,214,079
Other Assets and Liabilities, Net - 0.1%		33,075
Total Net Assets - 100.0%		$65,247,154

(a)	Foreign Security. The Fund had $1,072,548 or 1.6% of net assets in foreign securities at May 31, 2020.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	The rate shown is the annualized seven-day effective yield as of May 31, 2020.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$31,261,228	$-	$-	$31,261,228
Other Common Stocks	11,080,500	-	-	11,080,500
U.S. Government Securities	-	8,704,037	-	8,704,037
REIT Preferred Stocks	6,165,815	-	-	6,165,815
Master Limited Partnerships	5,166,841	-	-	5,166,841
Other Preferred Stocks	1,206,844	-	-	1,206,844
Short-Term Investment	869,993	-	-	869,993
Closed-End Fund	434,418	-	-	434,418
Corporate Bond	-	190,111	-	190,111
Exchange Traded Fund	134,292	-	-	134,292
Total Investments	$56,319,931	$8,894,148	$-	$65,214,079

Refer to the Schedule of Investments for further information on the classification of investments.